Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 3,168
Currency translation differences	193	¥ 916	¥ (378)
At end of the year	6,540	3,168
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	3,168	7,302
Fair value change	3,270	(4,517)
Currency translation differences	102	383
At end of the year	¥ 6,540	¥ 3,168	¥ 7,302